Acquisition and Integration Expenses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	May 28, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Business Combination, Separately Recognized Transactions [Line Items]
Acquisition expenses	$ 2,029	$ 152	$ 22,492	$ 11,342	$ 11,150	$ 3,031	$ 2,805